COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

The Group is subject to a number of legal proceedings that generally arise in the ordinary course of its business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material adverse effect on the financial statements.